JPMorgan U.S. Small Company Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.00%	6.00%	8.15%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.24%	6.61%	8.28%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.09%	7.43%	9.01%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.22%	4.93%	7.15%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.42%	5.32%	6.86%